Derivative financial instrument - Not designated as Hedging Instrument - Balance Sheet Location (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Derivative financial instrument
Derivative Assets, Current	$ 15,631
Interest rate swap
Derivative financial instrument
Derivative Assets, Current	15,631
Derivative Asset, Total	$ 15,631